Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

At January 1, 2023	$33,800
Adjustment of non-controlling interests	(730)
Impairment loss	(3,900)
At December 31, 2023 and January 1, 2024	29,170
Recognized on acquisition of a subsidiary	8,194
At December 31, 2024	$37,364

Summary of goodwill balance allocated to the CGUs
The carrying amount of goodwill has been allocated to CGUs as follows:

	2024	2023
E-commerce and retail logistics for sports distribution business within the consumer health segment	$8,194	$—
Cancer genetic testing services within the diagnostics segment	28,319	28,319
Sales of medical diagnostics products within the diagnostics segment	851	851
	$37,364	$29,170